OPERATIONS	12 Months Ended
Dec. 31, 2024
OPERATIONS
OPERATIONS
1. OPERATIONS
1.a. Background information
Telefônica Brasil S.A. (the “Company“ or “Telefônica Brasil“) is a publicly-held corporation whose main corporate purpose is operating telecommunications services; the development of activities necessary or complementary to the execution of such services in accordance with the concessions, authorizations and permissions granted; rendering value-added services; offering integrated solutions, management and provision of services related to: (i) data centers, including hosting and co-location; (ii) storage, processing and management of data, information, texts, images, videos, applications and information systems and similar; (iii) information technology; (iv) information and communication security; and (v) electronic security systems; licensing and sublicensing of software of any nature, among other activities.
The Company's principal offices are located at 1376, Engenheiro Luis Carlos Berrini Avenue, in the city and State of São Paulo, Brazil. It is a member of the Telefónica Group (“Group“), based in Spain which operates in several countries across Europe and Latin America.
On December 31, 2024, Telefónica S.A. (“Telefónica“), the Group holding company, held a total direct and indirect interest in the Company of 76.30% (75.29% on December 31, 2023) Note 24.a.
The Company is registered with the Brazilian Securities Commission (“CVM“) and its shares are traded on the B3. It is also registered with the U.S. Securities and Exchange Commission (“SEC“) and its American Depositary Shares (“ADSs“), backed by its common shares, are traded on the New York Stock Exchange ("New York Stock Exchange"–“NYSE“).
1.b. Operations
The Company renders the following services: (i) Fixed Switched Telephone Service Concession Arrangement (“STFC“); (ii) Multimedia Communication Service (“SCM“, data communication, including broadband internet); (iii) Personal Mobile Service (“SMP“); and (iv) Conditioned Access Service (“SEAC“ – Pay TV); (v) Private Limited Service (“SLP“) and (vi) Global Mobile Satellite Service (“SMGS”), throughout Brazil, through concessions and authorizations, in addition to other activities.
Service concessions and authorizations are granted by Brazil's Telecommunications Regulatory Agency (“ANATEL“), the agency responsible for the regulation of the Brazilian telecommunications sector under the terms of Law No. 9472 of July 16, 1997 – General Telecommunications Law (“Lei Geral das Telecomunicações“ – LGT).
Personal Mobile Service - SMP
Before Law no. 13.879 / 2019 came into effect, authorizations for the use of radio frequencies were commonly granted for 15 years and could be extended only once, for the same term. Following the normative changes in the aforementioned Law, successive extensions of authorization grants were allowed, though the current terms were only clarified by Decree no. 10.402/2020 which detailed the requirements related to the new successive extension regime; the current authorizations are also covered by the new regime.
The Decree defined ANATEL's parameters for evaluating the scope of extension requests, such as ensuring the efficient use of radio frequencies, competitive aspects, meeting the public interest and fulfilling obligations already assumed with ANATEL.
It is worth noting that, according to the interpretation of the Federal Audit Court (“TCU”), requests for extension must be assessed from the perspective that a new spectrum bidding is the rule and that, if ANATEL intends to approve the extension requested by the provider, it must prove compliance with the conditions set forth in the aforementioned Decree.
For radio frequency usage authorizations acquired prior to the 5G auction held in 2021, every two years, after the first extension, the Company must pay a fee equivalent to 2% of the revenue earned through the provision of the SMP in the year prior to the payment, net of applicable taxes and social contributions (Note 23), and, for certain terms, in the 15th year the Company must pay the equivalent of 1% of its revenue in the previous year. The calculation will consider the net revenue resulting from the application of the Basic and Alternative Service Plans. In authorizations issued in the 700MHz, 2100MHz, 2500MHz sub-bands and in part of the 900/1800MHz authorizations, the calculation of the fee also applies to the remuneration for network use (interconnection).
In July 2018, ANATEL published Resolution No. 695 with a new regulation on public spectrum pricing. This Resolution established new criteria for the costs of extending licenses. The formula takes into account factors such as the length of the authorization, revenue earned in the region, and the amount of spectrum used by the provider. In addition, part of the payment may be converted into investment commitments. However, the applicability of the calculation methodology contained in the aforementioned Resolution in specific cases of authorization extensions depends on ANATEL's assessment. In this sense, it is important to clarify that ANATEL has recently adopted different calculation methods for valuing authorization extensions. Still within this context, ANATEL submitted for public consultation, in November 2023, the revision of the Spectrum Usage Regulation (“RUE”), approved by Resolution No. 671, of November 3, 2016. The draft submitted by ANATEL revokes Resolution No. 695/2018 and directly consolidates in the RUE the rules associated with the valuation of authorizations for the use of the radio frequency spectrum, also establishing as the standard methodology for this purpose the discounted cash flow method at net present value (“VPL”).
In the table below, we present, in summary form, information on the authorizations for each sub-range held by the Company for use in the SMP, as well as the events that occurred in 2024 related to their respective extensions (when applicable).

Subband-Radio Frequency	Geographic coverage	Comments	Expiration of authorizations
700 MHz	National	—	2029
850 MHz(1)	National (except AL, CE, PB, PE, PI e RN)	GO (sector 24 of PGO); MS (sector 21 of the PGO); MG (PGO sector 2); RS (sector 29 of the PGO) and SP (except sector 33 of the PGO)	2028
900 MHz	MG, AM, RR, AP, PA, MA, BA, SE and SP (except area 11)	Authorizations arising from the acquisition of part of Oi's Mobile Assets UPI in 2022	2031-2032
1.800 MHz	National (except MG)	—	2032
	National (except area 43 - PR)	Authorizations arising from the acquisition of part of Oi's Mobile Assets UPI in 2022	2031-2032
900 MHz / 1.800 MHz	MG (sector 3 PGO)	—	2035
	MG (sector 2 PGO)	—	2032
2.100 MHz(2)	National	—	2038
	ES, MG, AM, AP, PA, MA, RR, AL, CE, PB, PE, PI, RN, AC, RO, MT, MS, TO, GO, DF, SP (except sector 33 of PGO), RS , PR and SC	Authorizations arising from the acquisition of part of Oi's Mobile Assets UPI in 2022	2038
2.300 MHz	RJ, SP, ES, MG, AM, AC, AP, RR, RO, TO, PA, MT, MS, GO and DF	SP (except sector 33 PGO); MG (sector 2 PGO); MS (sector 21 PGO) and GO (sector 24 PGO)	2041
2.500 MHz	National	—	2027-2031
3.500 MHz	National		2041
26 GHz	National		2041

(1) Extension of authorizations in 850 MHz: In accordance with the provisions of Ruling No. 618, of November 26, 2020, ANATEL extended, until November 29, 2028, the terms of authorization for use of the 850 MHz sub-bands held by the Company in the states of São Paulo, Mato Grosso, Acre, Rondônia and Mato Grosso do Sul (except sector 22), whose terms ended, respectively, in January, March, July, July and September 2024. As for the other authorizations in 850 MHz, ANATEL determined that the amount due for the extension should be calculated based on net present value (“NPV”) parameters, in order to reflect, according to ANATEL, the real economic value (market value) of the sub-bands.
(2) 2,100 MHz Authorizations renewal: In April 2023, ANATEL decided to renew our current authorizations for the use of 2,100 MHz radio frequencies until April 2038 and submitted its decision to TCU review. As these were first-time renewal requests provided for in the contracts and bidding processes that originally granted these authorizations, TCU’s technical division did not identify evidence of nonrational or inappropriate use of these bands by the Company that would justify denying the extensions. However, they highlighted the need to adapt Article 31 of Resolution No. 757/2022 to align with the new proposed maximum validity terms. On February 3, 2025, Resolution No. 757/2022 was revoked by Resolution No. 773/2025, which approved new Regulation for Radio Frequencies Conditions of Use. On February 5, 2025, TCU approved the renewal of 2,100 MHz authorizations, as originally proposed by ANATEL. This approval was formalized through Ruling No. 224/2025 (“Acórdão nº 224/2025 – TCU – Plenário”).
Switched Fixed Telephone Service (STFC)
The STFC concession model, adopted in 1998 with the signing of contracts resulting from the privatization of the telecommunications sector, brought about a true revolution in the provision of telecommunications services in Brazil. Over the course of more than 20 years, concessionaires promoted the expansion and universalization of fixed-line telephone service, which, before privatization, was expensive, elitist and left consumers waiting in long queues, lasting months or years.
In accordance with the STFC service concession agreement, every two years, over the life of the agreement's 20-year term ending on December 31, 2025, the Company will pay a fee equivalent to 2% of its prior-year STFC revenue, net of applicable taxes and social contribution taxes (Note 23).
During this period, the concession contracts underwent changes due to several events that occurred throughout their term, which still have repercussions on the financial equation originally contracted, causing a reduction in revenues and increases in planned costs. Given this scenario and with the end of the term of the concession contracts approaching, it is natural to seek a consensus with the regulatory body on the events related to the change in the economic and financial balance of the contracts.
In this sense, we exhausted discussions in all administrative channels and, given the lack of consensus, we entered into an arbitration agreement with ANATEL on July 1, 2021. On July 10, 2021, the Company submitted a request to the International Chamber of Commerce to initiate arbitration against ANATEL, as provided for in the concession contract and under the terms of Law 9,307/1996, as well as the General Telecommunications Law itself.
On the other hand, on October 4, 2019, Law 13.879/2019 (resulting from PLC 79/2016) was published, introducing changes to the telecommunications regulatory framework by allowing fixed-line telephone concessionaires to migrate from a concession regime to an authorization regime subject to lower regulatory burdens, including those associated with the continuity and universalization of STFC in the concession area, as well as possible restrictions on the assets associated with its provision.
The methodology, developed by ANATEL, with an estimate of the economic value associated with the adaptation of the concession instrument to authorization, was approved by the TCU on March 22, 2023, but with a determination that ANATEL ensure the adoption of values close to market values for the assessment of the reversible assets considered most relevant. The value of the balance, resubmitted by Anatel on July 24, 2023, should be assessed by the Company within 120 (one hundred and twenty) days.
At the same time, the parties began discussions on the possibility of a potential consensual solution to the matters raised in the arbitration, with the TCU. Accordingly, the Company filed a request to suspend the arbitration proceedings, which was corroborated by ANATEL and accepted by the TCU, and ANATEL granted the suspension of the assessment period for the balance of the adaptation.
The proposal for the Terms and conditions of the Self-Composition Agreement for Adaptation of the STFC Concession Contracts (“Agreement”) for the authorization instrument was approved by the TCU Plenary on November 27, 2024 and signed on December 16, 2024. The Terms include, among others: (i) the realization of investments by the Company, in the manner, conditions and terms established in this Agreement, in exchange for the adaptation; (ii) the maintenance of the provision of the STFC, in locations without adequate competition contained in the provision area of the STFC concession contracts that will be terminated, until December 31, 2028; (iii) termination of administrative and judicial proceedings directly related to the STFC concession (Note 20); and (iv) withdrawal by the Company from the arbitration proceedings (above mentioned).
The execution of projects related to items (i) and (ii) totals a NPV of R$4.5 billion.
After the approval of the Self-Composition Term with ANATEL, TCU and the Federal Union, through the Ministry of Communications, and in view of the Company's decision to carry out the migration from the concession regime to the authorization regime, the signing and issuance of the Single Term by ANATEL will take place, scheduled to occur by the end of the first quarter of 2025, at which time the Company's assets used in the STFC will no longer be considered reversible assets.
Risks Relating to the Brazilian Telecommunications Industry and the Company
The Company's business is subject to extensive regulation, including any regulatory changes that may occur during the terms of the concession agreements and the Company's authorizations to provide telecommunication services in Brazil. ANATEL, oversees, among other matters: industry policies and regulations; licensing (including licensing of spectrum and bidding processes); fees and tariffs; competition, incentives and competitive aspects (including the Company's ability to grow by acquiring other telecommunications businesses); service, technical and quality standards; consumer rights; penalties and other sanctions related to interconnection and agreements; in addition to related obligations to the universalization of services.
The Brazilian telecommunications regulatory framework is continuously evolving. The interpretation and enforcement of regulations, the assessment of compliance with regulations and the flexibility of regulatory authorities are all marked by uncertainty. The Company operates under authorizations and a concession from the Brazilian government, and the ability to maintain these authorizations and concession is a precondition to the Company's success. However, because of the changing nature of the Brazilian regulatory framework, the Company cannot guarantee that ANATEL will not adversely modify the terms of the Company's authorizations and/or licenses. Accordingly, the Company's operating authorizations and licenses, must meet specific requirements and maintain minimum quality, coverage and service standards. Any failure to comply with these requirements may result in the imposition of fines, penalties and/or other regulatory responses, including the termination of the Company's operating authorizations and concession. Any partial or total termination of any of the Company's operating authorizations and licenses or the Company's concession would have a material adverse effect on the Company's business, financial condition, revenues, results of operations and prospects.
In recent years, ANATEL has been reviewing and introducing regulatory changes, especially with regard to asymmetric competition measures and interconnection fees charged between local telecommunications service providers. Asymmetric competition measures may include regulations aimed at rebalancing markets where one or more participants hold significantly different market power over other competitors.
Under ANATEL's regulatory agenda for the 2023-2024 biennium, the revision of the General Competition Targets Plan (“PGMC”), approved by the Resolution no. 600, of November 8, 2012 and updated by Resolution no. 694, of July 17, 2018, which concentrates, in a single normative instrument, a set of specific measures aims at promoting competition and establishes the milestones for future reassessments of the performance of sectoral competition. This review, which takes place every four years and began with the publication of public consultation no. 64, of November 6, 2023, is dedicated to the reassessment of relevant markets in the sector, asymmetric regulatory measures and power holders of Significant Market (“PMS”), previously established by the regulation itself.
The expectation, signaled at ANATEL for the 2025-2026 biennium (discussed in Public Consultation No. 46, dated September 11, 2024, and approved by ANATEL Internal Resolution No. 399/2024, dated December 30, 2024), is that the new PGMC will be published in the second half of 2025. As previously pointed out, also in November 2023, ANATEL submitted for public consultation the revision of the Spectrum Use Regulation (“RUE”), approved by Resolution No. 671, dated November 3, 2016. The new wording proposed by ANATEL includes, among other changes, new rules for granting authorizations for the use of spectrum on a secondary basis, in addition to changes in the procedures for evaluating the efficient use of spectrum by ANATEL. The expectation, signaled at ANATEL for the 2025-2026 biennium, is that the new RUE will also be published in the second half of 2025.
Complementing the PGMC review, UPI's recent acquisition of the mobile assets of OI Móvel S.A. by the three largest operators in the Brazilian SMP market (Vivo, Claro and TIM), raised competition concerns by ANATEL and CADE, which imposed regulatory remedies in order to promote competitive conditions in the markets, among which: (i) Reference Offer in the Relevant National Roaming Market; (ii) Reference Offer for developing Personal Mobile Service – SMP through Virtual Network MVNO – (“ORPA de MVNO”); (iii) Offer of Temporary and Onerous Assignment of Radio Frequency Use Rights; and (iv) Industrial Network Exploration Offer.
Regarding the Reference Offer, of Wholesale National Roaming Products (“National Roaming ORPA”), the regulatory remedy uses as a basis the reference values approved and calculated by ANATEL, based on a new methodology to study the roaming market cost model (LRIC + bottom-up model – Act No. 8822/2022). As a result of the change in the methodology used, the new reference values show a significant reduction when compared to the reference values previously in force (FAC-HCA top-down model – Act No. 9157/2018).
As to the Offers, as mentioned above, specifically the MVNO ORPA and the National Roaming ORPA (“ORPAs”), these were being debated within the scope of ANATEL for the following concepts: (i) Requirement of Exclusivity of Contracting Companies: ANATEL decided, for MVNO LTRO, that the exclusivity requirement violates Res. 550/2010 and therefore cannot be maintained as a condition. For the Roaming LTRO, exclusivity may only be required in cases of contracting (a) National Roaming under an Industrial Exploration regime and (b) conventional National Roaming (transitional use) only on the 5GSA network; and (ii) Collection of Minimum Monthly Deductible: ANATEL decided that in both LTROs the minimum monthly deductible cannot be charged for a period of five years.
The Company currently has contracts signed with the possibility of charging the minimum monthly franchise both in the National Roaming market and in the MVNO market, so that current contracts, depending on the contracting companies, can be migrated to the new updated offers.
Generally, the adoption of disproportionately asymmetric measures and the prospect of adoption, by ANATEL, of concepts, prices and remuneration models may impact on remuneration and costs, causing considerable harm to the business, financial condition, revenues, results operations and prospects of the Company.
As to the interconnection fees, an important part of the Company's revenue and cost bases, these are charged among telecommunications service providers in order to allow and remunerate the interconnected use of their networks. To the extent that changes to the rules governing interconnection fees reduce the fees of the Company or its ability to collect such fees, the Company's businesses, financial condition, revenues, results of operations and prospects could be adversely affected.
In addition, the Company is also subject to changes in rules and regulations aimed at preserving the rights of consumers of telecommunications services. In this regard, it should be added that ANATEL published, in November 2023, the new General Regulation on Consumer Rights (“RGC”), through Resolution No. 765/2023, which will replace Resolution No. 632/2014. This new Regulation seeks to change some provisions in a more relevant way, such as the way in which telecommunications services are offered, in addition to updating/modernizing some rules regarding customer service. Due to several discussions about the new RGC, including culminating in the cancellation of some of its provisions, ANATEL decided to extend the start of its validity, which will begin in September 2025.
Therefore, the Company's business, results of operations, revenues and financial conditions could be negatively affected by the actions of the Brazilian authorities, including, in particular, the following: the introduction of new or less flexible operational and/or service requirements; the granting of operating licenses in the Company's areas; limitations on interconnection fees the Company can charge to other telecommunications service providers; imposition of significant sanctions or penalties for failure to comply with regulatory obligations; delays in the granting of, or the failure to grant, approvals for rate increases; and antitrust limitations imposed by ANATEL and CADE.
Finally, there is also the risk that the Company will not be successful in future tenders to be carried out by ANATEL regarding the acquisition of new authorizations for the use of radio frequencies. The Board of Directors of ANATEL, through Ruling No. 148/2024, determined that ANATEL's Superintendencies adopt the necessary measures for the publication, by December 31, 2025, of a new Notice for the bidding procedure regarding to the 700 MHz subband. A draft of the Bidding Notice was submitted for debate through Public Consultation No. 59/2024, which will be open to contributions until the end of January 2025. There is therefore an expectation that a new bidding process will be held for this sub-range in 2025. Therefore, there is an expectation that a new tender will be held for this subband in 2025. As indicated by ANATEL through Resolution No. 757/2022, it is expected that ANATEL will hold new auctions by 2028, for the 850 MHz sub-band, and before 2032, for the 900 MHz and 1800 MHz sub-bands.
1.c. Corporate events in 2024
1.c.1. Establishment of the joint venture with Auren
On December 18, 2023, the Company signed an investment agreement with Auren Energia S.A., through its subsidiary Auren Comercializadora de Energia Ltda. (together, “Auren”), for the creation of a joint venture, in which each shareholder holds a 50% equity interest. The entity is engaged in the commercialization of customized renewable energy solutions throughout Brazil (“Operation”).
On January 5, 2024 and February 7, 2024, the Operation was authorized to operate by the General Superintendence of the Administrative Council for Economic Defense (“CADE”) and the European antitrust body, respectively. Accordingly, on March 15, 2024, the Company and Auren made capital contributions of R$10,319 each in the joint venture, named Gud Comercializadora de Energia S.A. (“GUD”) and, On April 11, 2024, the process to obtain the necessary regulatory licenses and authorizations for the development of GUD's business began.
The joint venture leverages the experience of Auren, a market reference in renewable energy generation in the country and of the Vivo (the Company's brand) a reference digital platform in technology and connectivity, with growing presence in B2C and B2B digital ecosystems. By associating Auren's performance in the generation and commercialization of energy with the Company, with its digital penetration and distribution capacity, GUD intends to position itself in the free energy market in Brazil, which has been opening gradually from January 2024 to business sector customers served by high voltage networks with demand below 500kW. The Operation, reinforces the Company's market positioning, improving customer experience through value propositions emphasizing its commitment to the Environmental, Social and Corporate Governance (“ESG”) pillars.
1.c.2. Constitution of Vivo Pay Holding Financeira Ltda. (“Vivo Pay”)
On February 2, 2024, the Company formed a single-person limited liability company Vivo Pay Holding Financeira Ltda.("Vivo Pay Holding"), whose exclusive purpose is to hold equity interests in institutions authorized to operate by the Central Bank of Brazil ("BACEN"), as a partner or shareholder. The Company made a capital contribution of R$15,000 to Vivo Pay, through the issuance of 15,000,000 shares with a nominal value of R$1.00 (one Real) each.
On September 2, 2024, the approval by the BACEN of the application for authorization to operate Vivo Pay Sociedade de Crédito Direto S.A. (“Vivo Pay SCD”), a company controlled by Vivo Pay Holding, was published in the Official Gazette of the Union (“DOU”).
1.c.3. Acquisition of IPNET Cloud Services and Systems Development Ltda. (“IPNET”) and IPNET USA, LLC (“IPNET USA”) by Telefônica Cloud e Tecnologia do Brasil S.A. (“CloudCo”) (Business Combination)
On July 22, 2024, CloudCo Brasil, a direct subsidiary of the Company, entered into a quota purchase and sale agreement and other agreements, to acquire all of the quotas issued by IPNET Serviços em Nuvem e Desenvolvimento de Sistemas Ltda. (“IPNET”) and IPNET USA, LLC (“IPNET USA”) (“Transaction”), for the amount of R$223,799, subject to the achievement of certain operational and financial metrics. This amount includes a non-compete agreement which was recognized separately from the business combination at a fair value of R$27,136. The remaining purchase price (R$196,663) was allocated to the net assets acquired, excluding the non-compete agreement, which was recognized as an intangible.
The IPNET Group explores, among other activities, the resale of software and systems, as well as the provision of professional and managed services for adaptation, migration and related support. Having been in the market for 20 years, the group has participated in the digital transformation of companies.
The Transaction documents contain terms and provisions common to this type of transaction, and their completion was subject to compliance with certain conditions precedent, including obtaining authorization from CADE and implementing a corporate reorganization involving the incorporation of the companies Metarj Soluções em Geotecnologia e Desenvolvimento de Sistemas Ltda. (“Metarj”) and XL Solutions Ltda. (“XL”) by IPNET.
These conditions precedent were met, namely: (i) the final decision of CADE, dated September 3, 2024, which approved the Transaction, without restrictions, through Concentration Act No. 08700.005417/2024-69; and (ii) corporate reorganization with the incorporation of Metarj and XL by IPNET.
With the completion of the acquisition, as of October 1, 2024, CloudCo Brasil became the direct controller of IPNET.
The Transaction will broaden CloudCo’s Brasil product portfolio and strengthen its professional and managed services, promoting accelerated growth. The investment also strengthens the Company’s digital ecosystem in the B2B segment, by advancing innovative solutions.
In accordance with IFRS 3, business acquisitions are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated by adding the fair values of the transferred assets, the liabilities assumed on the acquisition date with the former controlling shareholders of the acquired company and the equity interests issued in exchange for control of the acquired company.
As of the date of these consolidated financial statements of the Company, CloudCo is in the process of finalizing the purchase price allocation report (Purchase Price Allocation - PPA), by analyzing the determination of the fair value of the identifiable assets acquired and liabilities assumed from IPNET. It is estimated that this final analysis will be completed as soon as Management has all relevant information on the facts, not exceeding the maximum period of 12 months from the acquisition date. As of December 31, 2024, the Company's consolidated financial statements include the preliminary allocations of the PPA.
The premises, critical judgments, methods and hypotheses used by CloudCo Brasil to determine these fair values were as follows:
Brand
To evaluate the brand, the profitability approach ("Income approach") was used using the avoided royalties method ("Relief from royalties"). This method assumes that the intangible asset has a fair value based on royalty income and represents the savings of the asset owner – the owner does not need to pay royalties to a third party for the license to use the intangible asset. Management's intention at the time of acquiring the stake was to use the acquiree's know-how and its ability to implement the new business model.
The main assumptions used in the evaluation of the brands were: (i) Revenue: Evaluation of the intangible asset was based on net revenue projections supported by the entity's historical growth, without the synergy of the acquisition of IPNET; (ii) Royalty rate: According to research carried out at the time, we observed that in the telecommunications market, approximately 1% average royalty rate was used on net revenue; (iii) Brand costs and expenses: A percentage of 10% of net revenue was considered with royalties for brand maintenance, such as marketing expenses and others; (iv) Tax rate: 34%, in accordance with Brazilian tax legislation; and (v) Discount rate (“WACC”) after taxes: 18.23%.
As a result of the calculation described, the fair value of the brand was R$10,099, with an amortization period of 5 years.
Customer portfolio
The customer portfolio was evaluated using the MMSE method (“Multi-period Excess Earnings Method”), this method for evaluating the customer portfolio was used due to the possibility of attributing the cash flow generated directly to the identified asset.
The main assumptions used in evaluating the customer portfolio were: (i) Revenue: for portfolio projection purposes, we consider the net recurring revenue for the year 2024. The average customer retention rate in the database was calculated, as well as the evolution of average revenue per customer in the periods. The portfolio decline (“churn”) was estimated at 20%; (ii) Deductions and Expenses: Deductions on gross revenue were designed in accordance with historical practice, substantially taxes on sales or services. Expense costs were projected by comparing historical data and forecasting improvements in gross margin through actions to contain fixed costs over time. (iii) Tax rate: 34%, in accordance with Brazilian tax legislation; (iv) Discount rate (“WACC”) after taxes: 18.23%.
As a result of the calculation described, the fair value of the customer portfolio was R$28,749, with an amortization period of 5 years.
Contingent Liabilities
In accordance with IFRS 3, the acquirer must recognize, on the acquisition date, contingent liabilities assumed in a business combination even if it is not probable that outflows of resources will be required to settle the obligation, as long as it is a present obligation that arises from past events and its fair value can be measured reliably. In compliance with the previous requirements, contingent liabilities at fair value of R$8,964 were recognized in this acquisition, which were determined based on the estimated cash outflow for settlement on the acquisition date.
Composition of the fair value of net assets acquired
Below is a preliminary summary of the composition of the fair value of the net assets acquired in the amount of R$22,224, as well as the goodwill generated on the acquisition date, still subject to adjustments upon completion of the work:

Current assets	33,720	Current liabilities	36,722
Cash and cash equivalents	13	Loans - financial institutions	3,063
Accounts receivable	27,177	Other liabilities	33,659
Other assets	6,530	Non-current liabilities	110,321
		Loans - financial institutions	2,500
Non-current assets	135,547	Deferred income tax and social contribution	12,187
Indemnification assets(1)	95,634	Provision(3)	95,634
Property and equipment	1,065
Intangible assets(2)	38,848	Fair value of liabilities assumed	147,043

		Fair value of net assets acquired	22,224

		Goodwill(4)	174,439

Fair value of assets acquired	169,267	Total consideration	196,663

.
(1)Refers to the allocation of R$95,634 of the fair value attributed to the Indemnification asset related to the contingent liability, which is being updated by SELIC.
(2)Refers to the allocation of fair value attributed to intangibles of R$38,848, being: (i) brand (R$10,099);and (ii) customer portfolio (R$28,749).
(3)Refers to the allocation of the fair value attributed to the contingent liability, accruing by SELIC interest.
(4)Refers to the value of the goodwill calculated on the acquisition of IPNET with the expectation of future synergies from the combination of the acquiree's businesses, which may be used for tax purposes.
Non-compete agreement
For the non-compete agreement recognized separately from the business combination the income approach was used, based on the “with and without” contract (“with/without” method). This method consists of projecting the expected cash flows for two scenarios: one with the non-compete agreement and the other without the non-compete agreement. Cash flow without the non-compete agreement considers a revenue loss rate and a potential competitor's probability of effectively competing with the Company. The difference between the cash flows of the two scenarios, which corresponds to the loss avoided by the non-compete agreement, is brought to present value by the specific rate of return for this asset and compared with the present value of the original cash flow (without loss revenue).
Two variables were considered to adjust the revenue that would be impacted by competition with sellers: (i) Capacity for reduction; It is; (ii) Likelihood of competition.
The main assumptions used in the evaluation of the Non-Compete Agreement: (i) Reduction capacity: measures the impact on the reduction of gross revenue if the salespeople were not present in the acquired business seeking to increase this revenue, as well as if they were competing with the business that was sold. Initially, a greater impact of 25% was estimated, which will reduce year by year to 10% in the last year of the agreement; (ii) Probability of Competition: measures the probability of salespeople leaving the business, giving up the earn-out benefits in each period. The probability of competition decreases each year, starting at 50% and ending at 30%; (iii) Revenue Loss: represents the multiplication of the revenue reduction capacity by the probability of competition. The probability of loss also decreases each year, starting at 12.5% and ending at 3.0%; (iv) Projection: for the other projection factors, we kept them constant as in the original projection; (v) Working Capital: We used the same working capital metrics (days outstanding) to assess the impact of changes in working capital; (vi) After-tax discount rate (“WACC”): 18.23%.
As a result of the calculation described, the fair value of the non-compete was R$27,136, with an amortization period of 6 years.
The total consideration was R$196,663, with payment as follows: R$32,871, paid in cash upon completion of the Transaction and the balance of R$163,792 will be paid in accordance with contractual clauses, updated by the variation of the IPCA / SELIC rate.
Transaction costs incurred until the closing of the transaction on October 1, 2024, are R$3,291. These costs are not considered components of the consideration transferred, and were recognized as expenses in the periods in which the costs were incurred.
The fair value of acquired accounts receivable is R$27,177. The gross contractual amount for trade receivables due is R$31,714, with a loss allowance of R$4,537 recognized on acquisition.
From the date of acquisition (October 1, 2024) until December 31, 2024, IPNET contributed R$63,658 in net operating revenue and a loss of R$2,876 to the Company's results.
1.d. Tax Reform on consumption
On December 20, 2023, Constitutional Amendment (“EC”) No. 132 was enacted, establishing the Tax Reform (“Reform”) on consumption. To begin the process of regulating the constitutional amendment, Complementary Law No. 214/2025 (“LC”) was sanctioned by the President of the Republic on January 16, 2025. In parallel, Complementary Bill No. 108/2024, which, among other topics, regulates tax litigation and rules for administering new taxes, is still being processed in the National Congress.
The Reform model is based on a dual VAT divided into two jurisdictions, one federal (Contribution on Goods and Services - CBS) and one sub-national (Tax on Goods and Services - IBS), which will replace the PIS, COFINS, ICMS and ISS taxes.
A Selective Tax (“IS”) under federal jurisdiction, which will be levied on the production, extraction, marketing or import of goods and services that are harmful to health and the environment, under the terms of the LC, and there is an express provision that the IS will not apply to telecommunications services. There will be a transition period from 2026 to 2032, during which the two tax systems (old and new) will coexist.
The impacts of the Reform on the calculation of the aforementioned taxes and on the fulfillment of accessory obligations, from the beginning of the transition period, will only be fully known after the other stages of legal and infra-legal regulation, which may include the enactment of new ordinary laws (federal, state and municipal), decrees, normative instructions and technical notes.
Since the changes will be applied prospectively, has not effect of the Reform on the financial statements as of December 31, 2024.